Financial risk management - Interest rate Sensitivity (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Derivative [Line Items]
Increase of interest rates (in percentage)	0.0100
Impact on equity
Derivative [Line Items]
Sensitivity analysis, impact of 1 percent point increase in interest rates	€ 0.0	€ 0.0
Impact on net income
Derivative [Line Items]
Sensitivity analysis, impact of 1 percent point increase in interest rates	€ 106.7	€ 94.9